Leases - Summary of Supplemental Balance Sheet Information Related to Leases (Details)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Weighted-average remaining lease term Operating leases	2 years 4 months 24 days	1 year 3 months 18 days	1 year 2 months 12 days
Weighted-average discount rate Operating lease	5.17%	6.73%	7.14%